EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ (2,104.6)	R$ (3,166.1)
Defined benefit obligation at December, 31	(1,954.6)	(2,104.6)	R$ (3,166.1)
Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	56.6	27.9	33.6
Interest income/(expenses)	4.9		1.3
Change in asset ceiling excluding amounts included in interest income/(expenses)	(0.1)	30.2	(9.0)
Effects of exchange rate fluctuations	(4.1)	(1.5)	2.0
Defined benefit obligation at December, 31	R$ 57.3	R$ 56.6	R$ 27.9